FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Provision for credit losses
Beginning balances		¥ (370,196)	¥ (174,826)	¥ (47,667)
Provisions	$ (128,581)	(884,056)	(611,869)	(236,611)
Charge-offs		974,483	444,242	114,698
Recoveries from prior charge-offs		(104,267)	(27,743)	(5,246)
Ending balances		(384,036)	(370,196)	¥ (174,826)
Allowance for credit losses
Allowance for credit losses of financing receivables, collectively evaluated for impairment		384,000	370,200
Allowance for credit losses of financing receivables, individually evaluated for impairment		¥ 1,417,300	¥ 547,100